Cash and cash equivalents - Summary of Cash and Cash Equivalents (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash at bank and in hand	£ 879	£ 1,427
Short-term deposits	2,844	2,847
Total cash and cash equivalents	£ 3,723	£ 4,274	£ 6,292